Employee Benefits, Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 539	$ 664
Accumulated benefit obligation	509	631
Fair value of plan assets	86	91
Other benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	14	22
Fair value of plan assets	$ 0	$ 0